Business Combinations (Pro Forma) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Athlon Energy Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue	$ 8,572,000,000	$ 6,139,000,000
Business Acquisition, Pro Forma Net Income (Loss)	3,486,000,000	158,000,000
Business Acquisition, Pro Forma Earnings Per Share, Basic and Diluted	4.71	0.21
Eagle Ford assets (Freeport-McMoRan) [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue	8,760,000,000	7,189,000,000
Business Acquisition, Pro Forma Net Income (Loss)	3,641,000,000	741,000,000
Business Acquisition, Pro Forma Earnings Per Share, Basic and Diluted	$ 4.91	$ 1.01